Oil and Gas Reserves Information (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Extractive Industries [Abstract]
Standardized Measure, Beginning of Year	$ 1,090,660	$ 807,217	$ 641,325
Net change in sales price, net of production costs	(751,774)	5,911	43,117
Development costs incurred during the year which were previously estimated	157,390	344,590	187,643
Revisions of quantity estimates	(111,454)	(40,993)	48,411
Accretion of discount	114,427	105,400	81,434
Changes in future development and abandonment costs	14,901	(10,909)	(157,207)
Changes in timing and other	(44,439)	(19,028)	80,348
Extensions and discoveries	56,216	163,559	291,582
Sales of minerals in place	(43,694)	0	0
Sales, net of production costs	(163,336)	(458,254)	(335,677)
Net changes in income taxes	53,242	193,167	(73,759)
Standardized Measure, End of Year	$ 372,139	$ 1,090,660	$ 807,217